Document and Entity Information	Mar. 13, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 13, 2020
Registrant Name	Forethought Variable Insurance Trust
Entity Central Index Key	0001580353
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 13, 2020
Document Effective Date	Mar. 13, 2020
Prospectus Date	May 01, 2019